UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Aerospace & Defense – 4.1%
40,791	L-3 Communications Holdings, Inc.	$ 4,530,657
15,774	Lockheed Martin Corp.	2,380,454
65,399	The Boeing Co.	8,191,879
22,254	United Technologies Corp.	2,537,401

		17,640,391

Air Freight & Logistics – 1.7%
77,853	United Parcel Service, Inc. Class B	7,413,941

Airlines – 3.1%
53,012	Alaska Air Group, Inc.*	4,191,659
158,456	Delta Air Lines, Inc.*	4,850,338
206,245	Southwest Airlines Co.	4,320,833

		13,362,830

Auto Components – 0.9%
86,078	Johnson Controls, Inc.	3,969,917

Beverages – 0.9%
17,622	PepsiCo., Inc.	1,416,104
66,244	The Coca-Cola Co.	2,505,348

		3,921,452

Biotechnology* – 6.1%
5,910	Alexion Pharmaceuticals, Inc.	938,094
18,627	Biogen Idec, Inc.	5,823,545
46,905	Celgene Corp.	7,126,277
122,153	Gilead Sciences, Inc.	9,851,639
22,417	United Therapeutics Corp.	2,300,433

		26,039,988

Building Products – 0.1%
29,221	Masco Corp.	618,316

Capital Markets – 1.0%
73,399	SEI Investments Co.	2,499,970
68,232	The Charles Schwab Corp.	1,693,518

		4,193,488

Chemicals – 3.5%
43,781	Eastman Chemical Co.	3,413,167
27,465	LyondellBasell Industries NV Class A	2,163,143
29,190	PPG Industries, Inc.	5,323,088
4,203	Rockwood Holdings, Inc.	288,032
12,839	Sigma-Aldrich Corp.	1,193,642
58,485	The Dow Chemical Co.	2,661,652

		15,042,724

Commercial Banks – 1.0%
34,976	The PNC Financial Services Group, Inc.	2,793,883
30,503	Wells Fargo & Co.	1,383,006

		4,176,889

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – 0.0%
6,628	Pitney Bowes, Inc.	$ 166,893

Communications Equipment – 2.5%
2,807	EchoStar Corp. Class A*	132,013
27,724	Harris Corp.	1,922,382
113,301	QUALCOMM, Inc.	8,409,201

		10,463,596

Computers & Peripherals – 3.7%
31,821	Apple, Inc.	15,929,593

Consumer Finance – 1.0%
60,595	Capital One Financial Corp.	4,278,613

Containers & Packaging – 0.8%
54,122	Packaging Corp. of America	3,496,281

Diversified Telecommunication Services – 1.8%
148,315	Verizon Communications, Inc.(a)	7,122,086
63,175	Windstream Holdings, Inc.(b)	472,549

		7,594,635

Electrical Equipment – 0.2%
10,283	Emerson Electric Co.	678,061

Energy Equipment & Services – 0.4%
8,937	Halliburton Co.	438,002
12,071	Schlumberger Ltd.	1,057,058

		1,495,060

Food & Staples Retailing – 2.6%
69,966	CVS Caremark Corp.	4,738,098
4,093	The Kroger Co.	147,757
104,671	Walgreen Co.	6,002,882

		10,888,737

Food Products – 2.8%
111,107	Archer-Daniels-Midland Co.	4,386,505
63,749	Kraft Foods Group, Inc.	3,337,260
23,429	Mead Johnson Nutrition Co.	1,801,456
62,648	Tyson Foods, Inc. Class A	2,343,035

		11,868,256

Health Care Equipment & Supplies – 3.0%
48,659	Becton Dickinson & Co.	5,261,011
202,137	Boston Scientific Corp.*	2,734,914
10,814	DENTSPLY International, Inc.	498,958
73,436	Medtronic, Inc.	4,153,540
1,986	The Cooper Cos., Inc.	246,820

		12,895,243

Health Care Providers & Services – 2.3%
55,002	AmerisourceBergen Corp.	3,697,235
46,317	Cardinal Health, Inc.	3,150,482
26,053	Henry Schein, Inc.*	2,993,229

		9,840,946

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.4%
7,073	Bally Technologies, Inc.*	$ 518,592
29,678	Las Vegas Sands Corp.	2,270,961
14,671	Wynn Resorts Ltd.	3,189,769

		5,979,322

Household Durables – 1.4%
52,850	Garmin Ltd.(b)	2,380,893
52,956	PulteGroup, Inc.*	1,076,066
18,985	Whirlpool Corp.	2,530,700

		5,987,659

Industrial Conglomerates – 0.7%
38,443	Danaher Corp.	2,859,775

Internet & Catalog Retail* – 1.8%
16,795	Amazon.com, Inc.	6,024,198
1,404	Priceline.com, Inc.	1,607,426

		7,631,624

Internet Software & Services* – 5.1%
20,583	eBay, Inc.	1,095,016
18,272	Facebook, Inc. Class A	1,143,279
16,058	Google, Inc. Class A	18,964,016
9,898	VeriSign, Inc.	581,507

		21,783,818

IT Services – 5.5%
23,126	International Business Machines Corp.	4,085,902
102,880	MasterCard, Inc. Class A	7,785,958
36,032	Visa, Inc. Class A	7,762,374
358,575	Xerox Corp.	3,890,539

		23,524,773

Machinery – 3.1%
48,531	IDEX Corp.	3,494,718
60,622	Illinois Tool Works, Inc.	4,781,257
28,812	Pall Corp.	2,307,841
29,954	WABCO Holdings, Inc.*	2,582,634

		13,166,450

Media – 5.5%
173,564	Comcast Corp. Class A	9,450,560
83,266	DIRECTV*	5,781,158
36,021	Time Warner Cable, Inc.	4,800,519
43,971	Viacom, Inc. Class B	3,610,019

		23,642,256

Metals & Mining – 1.1%
32,121	Cliffs Natural Resources, Inc.(b)	620,578
31,922	Reliance Steel & Aluminum Co.	2,232,944
105,174	Steel Dynamics, Inc.	1,735,371

		4,588,893

Multiline Retail – 0.5%
39,958	Target Corp.	2,263,221

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 2.1%
25,660	EOG Resources, Inc.	$ 4,240,058
23,432	Hess Corp.	1,768,882
27,812	Occidental Petroleum Corp.	2,435,497
14,537	PBF Energy, Inc. Class A	376,944

		8,821,381

Personal Products(b) – 0.1%
5,101	Herbalife Ltd.	328,351

Pharmaceuticals – 4.5%
105,151	AbbVie, Inc.	5,176,584
64,530	Johnson & Johnson	5,708,969
77,355	Merck & Co., Inc.	4,097,494
139,513	Pfizer, Inc.	4,241,195

		19,224,242

Professional Services – 0.4%
22,680	Manpowergroup, Inc.	1,766,772

Real Estate Investment Trusts – 0.4%
9,795	Public Storage	1,543,594
2,647	Taubman Centers, Inc.	172,108

		1,715,702

Real Estate Management & Development* – 1.7%
107,842	CBRE Group, Inc. Class A	2,862,126
99,982	Realogy Holdings Corp.	4,556,180

		7,418,306

Semiconductors & Semiconductor Equipment – 3.9%
68,023	Lam Research Corp.*	3,442,644
96,508	Micron Technology, Inc.*	2,223,544
150,155	Texas Instruments, Inc.	6,366,572
101,266	Xilinx, Inc.	4,700,768

		16,733,528

Software – 3.6%
63,215	Electronic Arts, Inc.*	1,668,876
263,345	Microsoft Corp.	9,967,608
65,654	Oracle Corp.	2,422,633
14,653	VMware, Inc. Class A*	1,320,821

		15,379,938

Specialty Retail – 5.9%
10,232	AutoZone, Inc.*	5,065,454
7,931	Best Buy Co., Inc.	186,696
86,296	GameStop Corp. Class A	3,026,401
30,688	Guess?, Inc.	860,798
132,805	Lowe’s Cos., Inc.	6,147,543
191,974	Staples, Inc.	2,526,378
96,355	The Home Depot, Inc.	7,404,882

		25,218,152

Textiles, Apparel & Luxury Goods – 2.5%
39,510	Fossil Group, Inc.*	4,418,403
87,202	NIKE, Inc. Class B	6,352,666

		10,771,069

Tobacco – 2.3%
125,709	Philip Morris International, Inc.	9,822,901

Wireless Telecommunication Services – 0.1%
10,733	United States Cellular Corp.	475,365

TOTAL COMMON STOCKS		$415,079,348

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.4%
Repurchase Agreement – 3.4%
Joint Repurchase Agreement Account II
$14,500,000	0.025%	02/03/14	$ 14,500,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$429,579,348

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.8%
Financial Square Money Market Fund - FST Shares
3,591,450	0.055%	$ 3,591,450

TOTAL INVESTMENTS – 101.3%		$433,170,798

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(5,476,721)

NET ASSETS – 100.0%		$427,694,077

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Joint repurchase agreement was entered into on January 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	53	March 2014	$4,707,990	$(97,878)

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$408,421,446

Gross unrealized gain	32,036,240
Gross unrealized loss	(7,286,888)

Net unrealized security gain	$24,749,352

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Aerospace & Defense – 2.8%
36,868	L-3 Communications Holdings, Inc.	$ 4,094,929
22,234	Northrop Grumman Corp.	2,569,139
25,179	The Boeing Co.	3,153,921

		9,817,989

Air Freight & Logistics – 0.9%
34,461	United Parcel Service, Inc. Class B	3,281,721

Airlines – 2.8%
33,219	Alaska Air Group, Inc.	2,626,626
133,081	Delta Air Lines, Inc.	4,073,610
149,999	Southwest Airlines Co.	3,142,479

		9,842,715

Auto Components – 1.3%
97,322	Johnson Controls, Inc.	4,488,491

Biotechnology* – 1.0%
17,651	Celgene Corp.	2,681,716
8,963	Gilead Sciences, Inc.	722,866

		3,404,582

Capital Markets – 3.0%
15,809	Ameriprise Financial, Inc.	1,670,063
37,552	Morgan Stanley, Inc.	1,108,160
95,485	SEI Investments Co.	3,252,219
172,777	The Charles Schwab Corp.	4,288,325

		10,318,767

Chemicals – 2.0%
16,579	Eastman Chemical Co.	1,292,499
19,468	PPG Industries, Inc.	3,550,184
44,251	The Dow Chemical Co.	2,013,863

		6,856,546

Commercial Banks – 8.6%
6,143	BOK Financial Corp.	394,749
15,694	City National Corp.	1,135,461
3,601	First Citizens BancShares, Inc. Class A	796,685
202,031	KeyCorp	2,577,916
25,945	SVB Financial Group*	2,911,807
63,705	The PNC Financial Services Group, Inc.	5,088,755
128,486	U.S. Bancorp	5,104,749
264,387	Wells Fargo & Co.	11,987,307

		29,997,429

Communications Equipment – 0.7%
50,104	Cisco Systems, Inc.	1,097,779
11,912	EchoStar Corp. Class A*	560,221
3,626	Harris Corp.	251,427
7,980	QUALCOMM, Inc.	592,275

		2,501,702

Shares	Description	Value
Common Stocks – (continued)
Computers & Peripherals – 2.8%
7,093	Apple, Inc.	$ 3,550,756
124,460	Hewlett-Packard Co.	3,609,340
30,170	Western Digital Corp.	2,599,749

		9,759,845

Consumer Finance – 1.6%
72,310	Capital One Financial Corp.	5,105,809
22,296	SLM Corp.	507,457

		5,613,266

Containers & Packaging – 0.5%
28,128	Packaging Corp. of America	1,817,069

Diversified Consumer Services – 0.1%
698	Graham Holdings Co. Class B	436,990

Diversified Financial Services – 8.4%
409,981	Bank of America Corp.	6,867,182
39,557	Berkshire Hathaway, Inc. Class B*	4,414,561
133,513	Citigroup, Inc.	6,332,522
209,993	JPMorgan Chase & Co.	11,625,212

		29,239,477

Diversified Telecommunication Services – 1.0%
104,063	AT&T, Inc.	3,467,379

Electric Utilities – 2.7%
26,252	American Electric Power Co., Inc.	1,281,360
86,032	Edison International	4,143,301
50,937	Exelon Corp.	1,477,173
52,951	Great Plains Energy, Inc.	1,306,831
21,631	Pinnacle West Capital Corp.	1,138,439

		9,347,104

Electronic Equipment, Instruments & Components – 0.5%
90,194	Corning, Inc.	1,552,239
19,471	Flextronics International Ltd.*	158,688

		1,710,927

Energy Equipment & Services – 0.1%
2,488	Core Laboratories NV	445,153

Food & Staples Retailing – 1.9%
94,184	CVS Caremark Corp.	6,378,141
4,186	Walgreen Co.	240,067

		6,618,208

Food Products – 1.3%
112,725	Archer-Daniels-Midland Co.	4,450,383

Health Care Equipment & Supplies – 4.9%
101,931	Abbott Laboratories	3,736,791
25,217	Becton Dickinson & Co.	2,726,462
311,891	Boston Scientific Corp.*	4,219,885
11,446	Covidien PLC	781,075
100,509	Medtronic, Inc.	5,684,789

		17,149,002

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – 1.8%
18,253	AmerisourceBergen Corp.	$ 1,226,967
64,310	Cardinal Health, Inc.	4,374,366
4,892	Henry Schein, Inc.*	562,042

		6,163,375

Hotels, Restaurants & Leisure – 0.2%
8,460	Hyatt Hotels Corp. Class A*	404,303
2,251	Las Vegas Sands Corp.	172,247

		576,550

Household Durables – 1.4%
58,576	Garmin Ltd.(a)	2,638,848
38,665	PulteGroup, Inc.	785,673
11,623	Whirlpool Corp.	1,549,346

		4,973,867

Household Products – 1.4%
61,435	The Procter & Gamble Co.	4,707,150

Independent Power Producers & Energy Traders – 0.2%
54,616	The AES Corp.	767,901

Industrial Conglomerates – 2.4%
8,325	Danaher Corp.	619,297
311,606	General Electric Co.	7,830,659

		8,449,956

Insurance – 0.6%
41,961	Assured Guaranty Ltd.	887,475
8,107	Reinsurance Group of America, Inc.	605,350
4,996	The Travelers Cos., Inc.	406,595

		1,899,420

Internet Software & Services* – 0.8%
783	Google, Inc. Class A(b)	924,699
49,082	Yahoo!, Inc.	1,767,345

		2,692,044

IT Services – 1.5%
12,930	MasterCard, Inc. Class A	978,542
2,431	Visa, Inc. Class A	523,710
343,236	Xerox Corp.	3,724,111

		5,226,363

Machinery – 1.3%
2,877	IDEX Corp.	207,173
52,699	Illinois Tool Works, Inc.	4,156,370
2,333	WABCO Holdings, Inc.*	201,151

		4,564,694

Media – 1.5%
14,543	Comcast Corp. Class A	761,326
50,667	DIRECTV*	3,517,810
7,201	The Walt Disney Co.	522,865
4,342	Time Warner Cable, Inc.	578,658

		5,380,659

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 2.0%
48,621	Cliffs Natural Resources, Inc.(a)	$ 939,358
8,295	Newmont Mining Corp.	179,172
41,360	Reliance Steel & Aluminum Co.	2,893,132
175,067	Steel Dynamics, Inc.	2,888,605

		6,900,267

Multi-Utilities – 0.2%
15,389	Vectren Corp.	562,006

Multiline Retail – 0.2%
13,478	Kohl’s Corp.	682,391

Oil, Gas & Consumable Fuels – 11.4%
45,718	Chevron Corp.	5,103,500
75,217	ConocoPhillips	4,885,344
10,273	EOG Resources, Inc.	1,697,511
135,739	Exxon Mobil Corp.	12,509,706
27,949	Hess Corp.	2,109,870
69,650	Occidental Petroleum Corp.	6,099,251
31,986	PBF Energy, Inc. Class A	829,397
53,361	Phillips 66	3,900,155
50,865	Valero Energy Corp.	2,599,202

		39,733,936

Pharmaceuticals – 8.4%
93,247	Johnson & Johnson	8,249,562
179,946	Merck & Co., Inc.	9,531,740
374,565	Pfizer, Inc.	11,386,776

		29,168,078

Professional Services – 1.0%
44,837	Manpowergroup, Inc.	3,492,802

Real Estate Investment Trusts – 2.1%
27,152	Apartment Investment & Management Co. Class A	759,441
6,690	General Growth Properties, Inc.	134,737
25,927	Host Hotels & Resorts, Inc.	476,797
21,595	Public Storage	3,403,156
40,631	Taubman Centers, Inc.	2,641,828

		7,415,959

Real Estate Management & Development* – 1.9%
120,554	CBRE Group, Inc. Class A	3,199,503
78,294	Realogy Holdings Corp.	3,567,858

		6,767,361

Semiconductors & Semiconductor Equipment – 3.5%
64,252	Intel Corp.	1,576,744
10,013	Lam Research Corp.*	506,758
190,087	Micron Technology, Inc.*	4,379,604
81,485	Texas Instruments, Inc.	3,454,964
47,430	Xilinx, Inc.	2,201,701

		12,119,771

Software* – 0.1%
12,014	Electronic Arts, Inc.	317,170

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 3.0%
7,049	AutoZone, Inc.*	$ 3,489,678
75,139	GameStop Corp. Class A	2,635,125
18,811	Guess?, Inc.	527,648
14,802	Lowe’s Cos., Inc.	685,185
225,547	Staples, Inc.	2,968,198

		10,305,834

Textiles, Apparel & Luxury Goods – 0.8%
21,862	Fossil Group, Inc.*	2,444,827
5,962	NIKE, Inc. Class B	434,332

		2,879,159

Tobacco – 0.5%
24,193	Philip Morris International, Inc.	1,890,441

Wireless Telecommunication Services – 0.0%
2,838	United States Cellular Corp.	125,695

TOTAL COMMON STOCKS		$338,327,594

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.1%
Repurchase Agreement – 3.1%
Joint Repurchase Agreement Account II
$10,600,000	0.025%	02/03/14	$ 10,600,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$348,927,594

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 1.0%
Financial Square Money Market Fund - FST Shares
3,483,350	0.055%	$ 3,483,350

TOTAL INVESTMENTS – 101.2%		$352,410,944

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(4,006,756)

NET ASSETS – 100.0%		$348,404,188

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on January 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	47	March 2014	$4,175,010	$(86,797)

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$341,799,466

Gross unrealized gain	19,225,462
Gross unrealized loss	(8,613,984)

Net unrealized security gain	$10,611,478

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Aerospace & Defense – 1.3%
42,780	AAR Corp.	$ 1,140,087
5,931	American Science and Engineering, Inc.	405,621
5,319	Moog, Inc. Class A*	319,459
14,954	Orbital Sciences Corp.*	365,625
13,077	Taser International, Inc.*	210,017

		2,440,809

Air Freight & Logistics* – 0.2%
39,573	Pacer International, Inc.	348,638

Airlines – 2.1%
15,904	Alaska Air Group, Inc.	1,257,529
12,224	Allegiant Travel Co.	1,113,240
75,790	JetBlue Airways Corp.*	663,920
37,301	Republic Airways Holdings, Inc.*	365,923
49,606	SkyWest, Inc.	645,374

		4,045,986

Auto Components – 0.3%
6,286	Modine Manufacturing Co.*	82,347
4,709	Standard Motor Products, Inc.	154,031
22,285	Stoneridge, Inc.*	253,603

		489,981

Biotechnology – 6.0%
34,429	Acorda Therapeutics, Inc.*	1,010,491
12,306	Aegerion Pharmaceuticals, Inc.*	738,114
2,931	Alkermes PLC*	142,681
10,987	Cepheid, Inc.*	580,773
31,738	Dyax Corp.*	267,234
41,694	Emergent Biosolutions, Inc.*	997,737
28,956	Genomic Health, Inc.*(a)	872,155
6,685	Halozyme Therapeutics, Inc.*(a)	104,687
1,580	Incyte Corp.*	103,522
8,634	Insys Therapeutics, Inc.*	507,938
304	Intercept Pharmaceuticals, Inc.*	91,468
38,676	Isis Pharmaceuticals, Inc.*	1,974,797
18,998	Ligand Pharmaceuticals, Inc. Class B*(a)	1,176,736
16,339	Momenta Pharmaceuticals, Inc.*	292,468
13,260	PDL BioPharma, Inc.(a)	120,666
12,521	Sangamo Biosciences, Inc.*	242,156
24,199	Seattle Genetics, Inc.*	1,085,567
11,599	United Therapeutics Corp.*	1,190,289

		11,499,479

Building Products – 0.9%
35,526	AAON, Inc.	1,053,701
10,509	American Woodmark Corp.*	368,971
1,966	Simpson Manufacturing Co., Inc.	64,091
4,414	Trex Co., Inc.*	310,437

		1,797,200

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – 4.1%
112,837	BGC Partners, Inc. Class A	$ 725,542
50,571	BlackRock Kelso Capital Corp.	469,805
10,990	Capital Southwest Corp.	375,528
27,590	Cohen & Steers, Inc.(a)	995,171
20,979	Evercore Partners, Inc. Class A	1,171,467
11,422	Financial Engines, Inc.	695,828
26,985	FXCM, Inc. Class A(a)	462,523
15,434	GAMCO Investors, Inc. Class A	1,246,913
28,737	Gladstone Capital Corp.	283,634
6,525	Greenhill & Co., Inc.	338,974
33,994	Investment Technology Group, Inc.*	560,901
2,733	SEI Investments Co.	93,086
33,290	WisdomTree Investments, Inc.*	470,055

		7,889,427

Chemicals – 1.8%
29,584	A. Schulman, Inc.	1,004,969
4,264	Calgon Carbon Corp.*	86,602
20,856	Ferro Corp.*	262,368
4,412	FutureFuel Corp.	72,180
3,477	Koppers Holdings, Inc.	137,342
45,311	Olin Corp.(a)	1,164,946
25,110	OM Group, Inc.*	812,057

		3,540,464

Commercial Banks – 5.1%
21,572	1st Source Corp.	635,727
2,640	Bancfirst Corp.	142,639
4,481	Banner Corp.	165,035
35,016	Central Pacific Financial Corp.	642,544
4,359	Chemical Financial Corp.	125,888
3,139	City Holding Co.	140,062
16,755	Columbia Banking System, Inc.	437,473
88,335	CVB Financial Corp.	1,317,958
14,083	First Bancorp, Inc.	239,270
48,379	First Interstate BancSystem, Inc.	1,241,405
7,667	Great Southern Bancorp, Inc.	211,993
4,439	Hancock Holding Co.	153,590
13,079	International Bancshares Corp.	306,179
42,625	PrivateBancorp, Inc.	1,218,649
37,733	Renasant Corp.	1,086,333
3,101	S&T Bancorp, Inc.	72,532
34,818	Umpqua Holdings Corp.(a)	611,404
61,697	United Community Banks, Inc.*	1,029,106

		9,777,787

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – 1.4%
9,120	Consolidated Graphics, Inc.*	$ 591,341
29,652	Kimball International, Inc. Class B	440,925
18,962	Mobile Mini, Inc.*	733,261
37,793	Quad Graphics, Inc.(a)	866,593

		2,632,120

Communications Equipment – 1.3%
5,075	Bel Fuse, Inc. Class B	97,288
21,970	Calix, Inc.*	174,222
16,404	EchoStar Corp. Class A*	771,480
89,970	Harmonic, Inc.*	590,203
28,817	Infinera Corp.*	251,284
22,897	PC-Tel, Inc.	187,985
10,446	Ubiquiti Networks, Inc.*(a)	430,375

		2,502,837

Computers & Peripherals – 1.1%
39,306	Imation Corp.*	189,062
31,023	Lexmark International, Inc. Class A	1,215,791
34,129	Super Micro Computer, Inc.*	701,692

		2,106,545

Consumer Finance – 2.0%
32,585	Cash America International, Inc.	1,196,847
14,260	EZCORP, Inc. Class A*	156,575
28,519	Nelnet, Inc. Class A	1,062,333
3,460	Portfolio Recovery Associates, Inc.*	173,761
13,932	World Acceptance Corp.*(a)	1,333,153

		3,922,669

Diversified Consumer Services – 2.4%
14,482	American Public Education, Inc.*	613,023
29,681	Apollo Education Group, Inc.*	958,399
30,007	Bridgepoint Education, Inc.*(a)	521,522
9,297	Capella Education Co.*	580,040
1,574	Graham Holdings Co. Class B	985,418
43,463	K12, Inc.*	954,013

		4,612,415

Diversified Financial Services – 0.6%
2,846	Interactive Brokers Group, Inc. Class A	60,335
47,251	PHH Corp.*	1,146,782

		1,207,117

Diversified Telecommunication Services – 0.2%
3,634	Atlantic Tele-Network, Inc.	211,680
6,517	magicJack VocalTec Ltd.*(a)	94,627

		306,307

Electrical Equipment – 1.6%
8,872	Brady Corp. Class A	242,738
18,837	EnerSys, Inc.	1,282,046
29,677	II-VI, Inc.*	453,168
34,160	LSI Industries, Inc.	288,310
26,805	Polypore International, Inc.*(a)	888,586

		3,154,848

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.1%
40,634	AVX Corp.	$ 524,991
60,284	Benchmark Electronics, Inc.*	1,370,255
21,606	Checkpoint Systems, Inc.*	288,224
3,238	Coherent, Inc.*	216,428
17,467	Rofin-Sinar Technologies, Inc.*	403,488
13,189	Sanmina Corp.*	220,520
13,631	ScanSource, Inc.*	511,708
65,259	TTM Technologies, Inc.*	522,725

		4,058,339

Energy Equipment & Services* – 0.8%
10,040	C&J Energy Services, Inc.	234,735
2,115	Exterran Holdings, Inc.	73,475
13,925	SEACOR Holdings, Inc.	1,172,207

		1,480,417

Food & Staples Retailing – 0.3%
8,097	The Andersons, Inc.	669,946

Food Products – 1.8%
6,800	Lancaster Colony Corp.	591,056
83,800	Pilgrim’s Pride Corp.*	1,401,974
19,866	Sanderson Farms, Inc.	1,477,037

		3,470,067

Gas Utilities – 0.8%
28,057	Southwest Gas Corp.	1,507,503

Health Care Equipment & Supplies – 2.3%
1,570	Atrion Corp.	419,473
35,451	DexCom, Inc.*	1,434,348
10,130	ICU Medical, Inc.*	653,486
3,518	Insulet Corp.*	151,274
42,880	Masimo Corp.*	1,254,240
8,812	Meridian Bioscience, Inc.(a)	200,737
14,669	Natus Medical, Inc.*	379,780

		4,493,338

Health Care Providers & Services – 2.0%
8,968	Amedisys, Inc.*	135,327
29,383	AMN Healthcare Services, Inc.*	443,977
9,415	CorVel Corp.*	445,894
35,401	Kindred Healthcare, Inc.	670,495
23,849	Magellan Health Services, Inc.*	1,426,886
28,249	PharMerica Corp.*	687,581
30,523	Skilled Healthcare Group, Inc. Class A*	139,490

		3,949,650

Health Care Technology – 0.5%
2,182	HealthStream, Inc.*	63,322
26,975	Omnicell, Inc.*	696,494
12,546	Quality Systems, Inc.	230,972

		990,788

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 2.0%
15,342	Bally Technologies, Inc.*	$ 1,124,875
61,119	Boyd Gaming Corp.*	645,416
6,989	Jack in the Box, Inc.*	353,434
2,766	Marriott Vacations Worldwide Corp.*	132,436
14,500	Penn National Gaming, Inc.*	170,085
5,323	Red Robin Gourmet Burgers, Inc.*	342,961
17,154	Sonic Corp.*	305,170
30,343	Texas Roadhouse, Inc.	735,818

		3,810,195

Household Durables – 1.7%
15,111	Blyth, Inc.(a)	141,741
23,412	Ethan Allen Interiors, Inc.	590,919
5,525	Helen of Troy Ltd.*	304,096
14,918	Hooker Furniture Corp.	226,008
2,261	Leggett & Platt, Inc.	67,875
5,382	NACCO Industries, Inc. Class A	317,753
54,065	PulteGroup, Inc.	1,098,601
20,096	William Lyon Homes Class A*	483,711

		3,230,704

Insurance – 3.1%
50,664	American Equity Investment Life Holding Co.	1,112,075
37,605	AmTrust Financial Services, Inc.(a)	1,213,889
18,557	Aspen Insurance Holdings Ltd.	721,867
9,064	Assured Guaranty Ltd.	191,704
41,193	CNO Financial Group, Inc.	697,809
6,541	Employers Holdings, Inc.	160,712
9,933	Global Indemnity PLC*	243,458
5,520	Primerica, Inc.	232,558
76,973	Symetra Financial Corp.	1,474,033

		6,048,105

Internet & Catalog Retail – 0.3%
62,961	Orbitz Worldwide, Inc.*	453,319
4,928	PetMed Express, Inc.(a)	65,198

		518,517

Internet Software & Services – 5.0%
4,785	Bankrate, Inc.*	79,383
47,861	Blucora, Inc.*	1,225,720
24,675	comScore, Inc.*	676,342
32,565	Constant Contact, Inc.*	879,581
59,113	Conversant, Inc.*	1,270,929
2,713	Demandware, Inc.*	172,764
29,260	Digital River, Inc.*	514,391
3,271	Liquidity Services, Inc.*	77,752
33,034	Marchex, Inc. Class B	309,198
20,611	Stamps.com, Inc.*	813,310
27,091	VistaPrint NV*	1,324,208
28,027	Web.com Group, Inc.*	947,313
25,960	WebMD Health Corp.*(a)	1,243,484

		9,534,375

Shares	Description	Value
Common Stocks – (continued)
IT Services – 1.1%
77,501	Ciber, Inc.*	$ 300,704
8,289	Forrester Research, Inc.	311,169
4,108	iGATE Corp.*	138,645
30,377	ManTech International Corp. Class A	883,971
16,408	ModusLink Global Solutions, Inc.*	84,501
15,027	TeleTech Holdings, Inc.*	327,889

		2,046,879

Leisure Equipment & Products – 0.9%
34,524	Callaway Golf Co.	282,061
45,239	Smith & Wesson Holding Corp.*(a)	592,178
10,864	Sturm Ruger & Co., Inc.(a)	827,511

		1,701,750

Life Sciences Tools & Services* – 0.2%
25,218	Affymetrix, Inc.(a)	236,797
4,495	Cambrex Corp.	84,371
6,332	Luminex Corp.	115,686

		436,854

Machinery – 3.4%
27,114	Albany International Corp. Class A	937,331
6,464	Astec Industries, Inc.	240,461
18,098	EnPro Industries, Inc.*	1,312,829
15,196	Hyster-Yale Materials Handling, Inc.	1,303,209
4,919	IDEX Corp.	354,217
25,002	John Bean Technologies Corp.	771,812
8,671	Kadant, Inc.	311,376
17,458	Lydall, Inc.*	308,483
17,149	Miller Industries, Inc.	314,513
20,062	Mueller Water Products, Inc. Class A	174,138
23,239	Tecumseh Products Co. Class A*	195,207
912	WABCO Holdings, Inc.*	78,633
3,371	Watts Water Technologies, Inc. Class A	188,843

		6,491,052

Marine – 0.4%
36,726	Seaspan Corp.	817,154

Media – 0.6%
13,855	Entercom Communications Corp. Class A*	130,653
44,613	Harte-Hanks, Inc.	305,599
7,996	Journal Communications, Inc. Class A*	63,728
4,792	National CineMedia, Inc.	89,515
18,284	Scholastic Corp.	603,189

		1,192,684

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 4.6%
43,392	Cliffs Natural Resources, Inc.(a)	$ 838,333
68,566	Commercial Metals Co.	1,306,868
71,359	Globe Specialty Metals, Inc.	1,247,355
16,870	Kaiser Aluminum Corp.	1,177,695
25,390	Materion Corp.	674,612
16,471	Reliance Steel & Aluminum Co.	1,152,146
3,926	Schnitzer Steel Industries, Inc. Class A	103,725
58,445	Steel Dynamics, Inc.	964,343
23,389	SunCoke Energy, Inc.*	518,768
36,044	United States Steel Corp.(a)	941,109

		8,924,954

Multiline Retail – 0.2%
18,966	Fred’s, Inc. Class A	331,526

Oil, Gas & Consumable Fuels – 1.6%
34,642	Comstock Resources, Inc.	594,110
92,198	Forest Oil Corp.*	281,204
9,648	Green Plains Renewable Energy, Inc.*(a)	214,957
36,511	PBF Energy, Inc. Class A(a)	946,730
13,004	Scorpio Tankers, Inc.	130,040
22,368	Western Refining, Inc.(a)	874,813

		3,041,854

Paper & Forest Products – 0.7%
1,650	Neenah Paper, Inc.	71,676
25,795	Schweitzer-Mauduit International, Inc.	1,189,923

		1,261,599

Personal Products*(a) – 0.5%
15,244	USANA Health Sciences, Inc.	912,658

Pharmaceuticals – 1.7%
50,596	Akorn, Inc.*	1,148,529
1,739	Hi-Tech Pharmacal Co., Inc.*	75,229
12,096	Horizon Pharma, Inc.*	119,267
12,303	Impax Laboratories, Inc.*	284,692
9,137	Lannett Co., Inc.*	322,719
18,841	Questcor Pharmaceuticals, Inc.(a)	1,262,535
18,172	Zogenix, Inc.*	80,502

		3,293,473

Professional Services – 4.0%
4,414	Barrett Business Services, Inc.	346,102
19,021	CDI Corp.	325,639
1,874	FTI Consulting, Inc.*	69,469
13,379	Huron Consulting Group, Inc.*	886,225
8,102	ICF International, Inc.*	272,713
24,197	Insperity, Inc.	798,985
47,756	Kelly Services, Inc. Class A	1,145,189
22,992	Kforce, Inc.	416,845
50,391	Korn/Ferry International*	1,182,173
13,753	Manpowergroup, Inc.	1,071,359
24,137	On Assignment, Inc.*	716,386
23,419	RPX Corp.*	379,856

		7,610,941

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 3.9%
34,631	American Assets Trust, Inc.	$ 1,159,099
28,314	Apollo Commercial Real Estate Finance, Inc.	476,241
23,094	Aviv REIT, Inc.	563,263
4,485	Colony Financial, Inc.	99,567
19,038	Coresite Realty Corp.	584,086
21,441	Cousins Properties, Inc.	230,491
33,083	CubeSmart	545,208
39,809	CYS Investments, Inc.	315,287
3,026	DuPont Fabros Technology, Inc.	78,646
4,885	First Industrial Realty Trust, Inc.	83,826
8,214	PS Business Parks, Inc.	645,374
3,394	Redwood Trust, Inc.	63,468
10,516	Resource Capital Corp.	61,939
2,489	Sabra Health Care REIT, Inc.	72,007
13,579	Sovran Self Storage, Inc.	922,150
45,473	The Geo Group, Inc.	1,522,436

		7,423,088

Real Estate Management & Development* – 0.6%
25,950	Realogy Holdings Corp.	1,182,542

Road & Rail – 1.4%
17,825	Arkansas Best Corp.	611,219
9,440	Con-way, Inc.	363,157
52,873	Knight Transportation, Inc.	1,128,839
28,030	Marten Transport Ltd.	534,532

		2,637,747

Semiconductors & Semiconductor Equipment – 4.0%
4,759	Cabot Microelectronics Corp.*	191,883
35,842	Cavium, Inc.*	1,332,247
57,570	Cirrus Logic, Inc.*(a)	1,008,051
32,468	DSP Group, Inc.*	290,913
54,112	International Rectifier Corp.*	1,407,453
121,779	Intersil Corp. Class A	1,380,974
28,350	Lattice Semiconductor Corp.*	163,863
13,727	Micrel, Inc.	136,995
15,120	Microsemi Corp.*	354,413
4,796	Monolithic Power Systems, Inc.*	156,781
22,117	OmniVision Technologies, Inc.*	340,381
115,637	Rambus, Inc.*	1,030,326

		7,794,280

Software – 4.6%
13,373	Advent Software, Inc.*	439,437
39,455	Aspen Technology, Inc.*	1,797,964
42,539	AVG Technologies NV*	705,722
14,713	Blackbaud, Inc.	507,010
10,158	EPIQ Systems, Inc.	145,869
6,465	Monotype Imaging Holdings, Inc.	188,584
24,523	Pegasystems, Inc.	1,114,325

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
35,143	SS&C Technologies Holdings, Inc.*	$ 1,364,251
5,881	Synopsys, Inc.*	234,417
61,499	Take-Two Interactive Software, Inc.*	1,179,551
97,831	TiVo, Inc.*(b)	1,212,126

		8,889,256

Specialty Retail – 4.1%
23,927	Brown Shoe Co., Inc.	566,591
33,595	Express, Inc.*	581,865
22,597	GameStop Corp. Class A(a)	792,477
35,837	Guess?, Inc.	1,005,228
21,273	Haverty Furniture Cos., Inc.	591,815
20,632	hhgregg, Inc.*(a)	170,420
19,199	Lithia Motors, Inc. Class A	1,080,712
8,246	Lumber Liquidators Holdings, Inc.*	733,812
22,378	Outerwall, Inc.*(a)	1,439,129
9,723	Restoration Hardware Holdings, Inc.*	551,683
39,497	The Pep Boys-Manny, Moe & Jack*	471,594

		7,985,326

Textiles, Apparel & Luxury Goods – 1.9%
16,816	Columbia Sportswear Co.(a)	1,250,270
8,763	Fossil Group, Inc.*	979,966
2,910	Movado Group, Inc.	109,852
7,316	Perry Ellis International, Inc.*	114,642
41,915	Skechers U.S.A., Inc. Class A*	1,210,924
3,436	Unifi, Inc.*	79,681

		3,745,335

Thrifts & Mortgage Finance – 0.2%
9,465	Brookline Bancorp, Inc.	84,238
4,502	Dime Community Bancshares	73,563
14,113	Oritani Financial Corp.	222,139

		379,940

Trading Companies & Distributors – 0.6%
26,502	TAL International Group, Inc.	1,140,381

Transportation Infrastructure* – 0.2%
15,445	Wesco Aircraft Holdings, Inc.	345,196

Wireless Telecommunication Services – 0.6%
17,336	United States Cellular Corp.	767,812
22,931	USA Mobility, Inc.	326,996

		1,094,808

TOTAL COMMON STOCKS		$186,717,850

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.2%
Repurchase Agreement – 3.2%
Joint Repurchase Agreement Account II
$6,100,000	0.025%	02/03/14	$ 6,100,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$192,817,850

Shares	Description Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 10.9%
Financial Square Money Market Fund - FST Shares
20,991,595	0.055%	$ 20,991,595

TOTAL INVESTMENTS – 111.2%		$213,809,445

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.2)%		(21,499,256)

NET ASSETS – 100.0%		$192,310,189

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Joint repurchase agreement was entered into on January 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(e)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	17	March 2014	$1,918,110	$14,064

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$196,663,757

Gross unrealized gain	24,269,673
Gross unrealized loss	(7,123,985)

Net unrealized security gain	$17,145,688

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%
Aerospace & Defense – 0.9%
963	American Science and Engineering, Inc.	$ 65,860
5,471	Moog, Inc. Class A*	328,588
9,155	Taser International, Inc.*	147,029
1,078	Teledyne Technologies, Inc.*	99,036

		640,513

Air Freight & Logistics* – 0.1%
9,941	Pacer International, Inc.	87,580

Airlines – 1.8%
3,055	Alaska Air Group, Inc.*	241,559
3,715	Allegiant Travel Co.	338,325
10,687	Republic Airways Holdings, Inc.*	104,839
14,050	SkyWest, Inc.	182,790
8,494	Spirit Airlines, Inc.*	398,369

		1,265,882

Auto Components* – 0.4%
4,465	Drew Industries, Inc.	214,722
5,284	Stoneridge, Inc.	60,132

		274,854

Beverages – 0.2%
321	Coca-Cola Bottling Co. Consolidated	21,918
4,603	National Beverage Corp.*	95,420

		117,338

Biotechnology – 9.7%
15,909	Acorda Therapeutics, Inc.*	466,929
8,403	Aegerion Pharmaceuticals, Inc.*	504,012
6,659	Alkermes PLC*	324,160
5,241	Cepheid, Inc.*	277,039
33,614	Dyax Corp.*	283,030
10,026	Emergent Biosolutions, Inc.*	239,922
10,011	Genomic Health, Inc.*(a)	301,531
19,450	Halozyme Therapeutics, Inc.*	304,587
3,911	ImmunoGen, Inc.*(a)	58,626
6,762	Incyte Corp.*	443,046
4,878	Insys Therapeutics, Inc.*	286,973
435	Intercept Pharmaceuticals, Inc.*	130,883
18,048	Isis Pharmaceuticals, Inc.*(b)	921,531
8,027	Ligand Pharmaceuticals, Inc. Class B*(a)	497,193
37,025	MannKind Corp.*(a)	200,676
10,048	Momenta Pharmaceuticals, Inc.*	179,859
40,399	PDL BioPharma, Inc.(a)	367,631
15,248	Sangamo Biosciences, Inc.*	294,896
8,842	Seattle Genetics, Inc.*(b)	396,652
2,589	United Therapeutics Corp.*	265,683

		6,744,859

Shares	Description	Value
Common Stocks – (continued)
Building Products – 2.0%
10,581	AAON, Inc.	$ 313,832
2,143	American Woodmark Corp.*	75,241
7,771	Apogee Enterprises, Inc.	262,660
10,360	Simpson Manufacturing Co., Inc.	337,736
5,961	Trex Co., Inc.*	419,237

		1,408,706

Capital Markets – 3.5%
29,407	BGC Partners, Inc. Class A	189,087
10,163	Cohen & Steers, Inc.(a)	366,580
8,523	Evercore Partners, Inc. Class A	475,924
8,587	Financial Engines, Inc.	523,120
2,947	GAMCO Investors, Inc. Class A	238,088
7,927	Greenhill & Co., Inc.	411,808
662	Virtus Investment Partners, Inc.*	120,656
7,028	WisdomTree Investments, Inc.*	99,235

		2,424,498

Chemicals – 1.9%
5,080	Calgon Carbon Corp.*	103,175
25,593	Ferro Corp.*	321,960
3,388	FutureFuel Corp.	55,428
2,613	Koppers Holdings, Inc.	103,213
16,814	Olin Corp.(a)	432,288
2,609	OM Group, Inc.*	84,375
3,397	Quaker Chemical Corp.	234,767

		1,335,206

Commercial Banks* – 0.1%
3,514	United Community Banks, Inc.	58,614

Commercial Services & Supplies – 1.7%
2,676	Consolidated Graphics, Inc.*	173,512
4,026	Kimball International, Inc. Class B	59,867
5,256	Mine Safety Appliances Co.	264,797
9,144	Mobile Mini, Inc.*	353,598
18,957	Steelcase, Inc. Class A	279,995
544	UniFirst Corp.	57,555

		1,189,324

Communications Equipment – 1.9%
1,875	ADTRAN, Inc.	47,606
3,699	Aruba Networks, Inc.*	72,907
11,126	Calix, Inc.*	88,229
7,208	EchoStar Corp. Class A*	338,992
30,404	Infinera Corp.*	265,123
7,015	Ubiquiti Networks, Inc.*	289,018
3,530	ViaSat, Inc.*	210,071

		1,311,946

Computers & Peripherals – 0.7%
8,123	Lexmark International, Inc. Class A	318,340
7,653	Super Micro Computer, Inc.*	157,346

		475,686

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction & Engineering – 0.1%
2,641	Comfort Systems USA, Inc.	$ 45,003

Consumer Finance* – 1.3%
11,080	Portfolio Recovery Associates, Inc.	556,438
3,797	World Acceptance Corp.(a)	363,335

		919,773

Diversified Consumer Services – 1.5%
5,489	American Public Education, Inc.*	232,349
3,562	Capella Education Co.*	222,233
412	Graham Holdings Co. Class B	257,937
10,527	K12, Inc.*	231,068
2,123	Strayer Education, Inc.*	74,220

		1,017,807

Diversified Financial Services – 0.2%
1,692	MarketAxess Holdings, Inc.	106,156

Diversified Telecommunication Services – 0.3%
2,822	Atlantic Tele-Network, Inc.	164,382
3,718	magicJack VocalTec Ltd.*(a)	53,985

		218,367

Electrical Equipment – 1.2%
2,992	Coleman Cable, Inc.	78,510
6,350	EnerSys, Inc.	432,181
9,922	Polypore International, Inc.*	328,914

		839,605

Electronic Equipment, Instruments & Components – 1.7%
12,366	Benchmark Electronics, Inc.*	281,079
6,498	Coherent, Inc.*	434,326
2,222	FARO Technologies, Inc.*	114,922
2,232	FEI Co.	209,183
5,701	Rofin-Sinar Technologies, Inc.*	131,693

		1,171,203

Energy Equipment & Services* – 0.5%
4,083	SEACOR Holdings, Inc.	343,707

Food Products – 1.6%
875	Annie’s, Inc.*	35,105
3,363	Lancaster Colony Corp.	292,312
26,742	Pilgrim’s Pride Corp.*	447,394
4,615	Sanderson Farms, Inc.	343,125

		1,117,936

Health Care Equipment & Supplies – 4.6%
1,286	Abaxis, Inc.*	49,087
6,641	Align Technology, Inc.*(b)	394,608
1,677	Cantel Medical Corp.	53,161
16,181	DexCom, Inc.*	654,683
3,739	ICU Medical, Inc.*	241,203
13,378	Insulet Corp.*	575,254

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
15,611	Masimo Corp.*	$ 456,622
7,348	Meridian Bioscience, Inc.	167,387
9,414	Natus Medical, Inc.*	243,729
1,218	SurModics, Inc.*	29,695
683	The Cooper Cos., Inc.	84,883
3,949	Vascular Solutions, Inc.*	93,038
7,371	Zeltiq Aesthetics, Inc.*	151,032

		3,194,382

Health Care Providers & Services – 2.3%
7,210	AMN Healthcare Services, Inc.*	108,943
5,440	CorVel Corp.*	257,639
5,103	ExamWorks Group, Inc.*	157,121
16,899	HealthSouth Corp.*	525,897
1,627	Owens & Minor, Inc.	56,359
4,779	PharMerica Corp.*	116,321
9,441	Skilled Healthcare Group, Inc. Class A*	43,145
6,441	Team Health Holdings, Inc.*	277,994
2,273	Triple-S Management Corp. Class B*	40,550

		1,583,969

Health Care Technology – 0.8%
479	Computer Programs and Systems, Inc.	32,007
10,292	MedAssets, Inc.*	226,836
7,541	Omnicell, Inc.*	194,708
5,090	Quality Systems, Inc.	93,707

		547,258

Hotels, Restaurants & Leisure – 2.2%
2,133	Bally Technologies, Inc.*	156,391
33,332	Boyd Gaming Corp.*	351,986
3,680	Interval Leisure Group, Inc.	97,152
2,005	Jack in the Box, Inc.*	101,393
1,506	Multimedia Games Holding Co., Inc.*	47,830
2,002	Red Robin Gourmet Burgers, Inc.*	128,989
17,481	Sonic Corp.*	310,987
14,767	Texas Roadhouse, Inc.	358,100

		1,552,828

Household Durables – 1.6%
3,400	Blyth, Inc.(a)	31,892
7,640	Ethan Allen Interiors, Inc.	192,834
2,580	iRobot Corp.*	91,177
4,690	La-Z-Boy, Inc.	126,255
1,272	NACCO Industries, Inc. Class A	75,099
15,410	PulteGroup, Inc.*	313,131
12,658	William Lyon Homes Class A*	304,678

		1,135,066

Insurance – 1.2%
15,045	American Equity Investment Life Holding Co.	330,238
13,106	AmTrust Financial Services, Inc.(a)	423,061
2,577	Employers Holdings, Inc.	63,317

		816,616

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet & Catalog Retail – 0.5%
30,117	Orbitz Worldwide, Inc.*	$ 216,843
1,862	PetMed Express, Inc.	24,634
2,353	Shutterfly, Inc.*	111,438

		352,915

Internet Software & Services – 5.9%
14,630	Blucora, Inc.*	374,674
7,946	comScore, Inc.*	217,800
13,717	Constant Contact, Inc.*	370,496
19,917	Conversant, Inc.*	428,216
1,023	CoStar Group, Inc.*	175,997
5,685	Demandware, Inc.*	362,021
8,144	Liquidity Services, Inc.*(a)	193,583
3,052	Marchex, Inc. Class B	28,567
1,244	Perficient, Inc.*	25,539
9,009	Stamps.com, Inc.*	355,495
3,166	Travelzoo, Inc.*	70,538
9,331	VistaPrint NV*	456,099
13,001	Web.com Group, Inc.*	439,434
11,641	WebMD Health Corp.*	557,604

		4,056,063

IT Services – 2.0%
5,904	CSG Systems International, Inc.	176,884
8,661	Euronet Worldwide, Inc.*	371,211
4,542	Forrester Research, Inc.	170,507
3,284	Heartland Payment Systems, Inc.(a)	141,573
6,528	iGATE Corp.*	220,320
2,747	Sapient Corp.*	44,034
11,837	TeleTech Holdings, Inc.*	258,283

		1,382,812

Leisure Equipment & Products – 0.5%
17,481	Smith & Wesson Holding Corp.*(a)	228,826
1,676	Sturm Ruger & Co., Inc.	127,661

		356,487

Life Sciences Tools & Services* – 0.2%
6,199	Cambrex Corp.	116,355
1,836	Luminex Corp.	33,544

		149,899

Machinery – 3.2%
6,952	Albany International Corp. Class A	240,331
1,634	Altra Industrial Motion Corp.	51,242
2,707	CIRCOR International, Inc.	194,958
5,769	EnPro Industries, Inc.*	418,483
2,936	Hyster-Yale Materials Handling, Inc.	251,791
3,093	IDEX Corp.	222,727
6,512	John Bean Technologies Corp.	201,026
2,890	Lydall, Inc.*	51,066

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
32,544	Mueller Water Products, Inc. Class A	$ 282,482
5,289	Watts Water Technologies, Inc. Class A	296,290

		2,210,396

Marine – 0.4%
10,706	Matson, Inc.	256,195

Media – 0.1%
5,985	Entercom Communications Corp. Class A*	56,439
2,259	National CineMedia, Inc.	42,198

		98,637

Metals & Mining – 3.2%
15,739	Cliffs Natural Resources, Inc.(a)	304,078
4,875	Commercial Metals Co.	92,918
20,261	Globe Specialty Metals, Inc.	354,162
4,531	Kaiser Aluminum Corp.	316,309
6,574	Materion Corp.	174,671
4,737	Reliance Steel & Aluminum Co.	331,353
4,639	Schnitzer Steel Industries, Inc. Class A	122,562
18,434	Steel Dynamics, Inc.	304,161
8,313	United States Steel Corp.(a)	217,052

		2,217,266

Oil, Gas & Consumable Fuels – 1.3%
1,476	Contango Oil & Gas Co.*	61,933
22,571	Forest Oil Corp.*	68,841
11,419	PBF Energy, Inc. Class A(a)	296,095
11,580	Western Refining, Inc.(a)	452,894

		879,763

Paper & Forest Products – 0.9%
1,245	Neenah Paper, Inc.	54,083
6,156	PH Glatfelter Co.	190,774
8,859	Schweitzer-Mauduit International, Inc.	408,666

		653,523

Personal Products* – 0.4%
4,481	USANA Health Sciences, Inc.	268,277

Pharmaceuticals – 2.3%
20,654	Akorn, Inc.*	468,846
1,926	Hi-Tech Pharmacal Co., Inc.*	83,319
4,607	Horizon Pharma, Inc.*	45,425
3,725	Lannett Co., Inc.*	131,567
10,950	Questcor Pharmaceuticals, Inc.(a)	733,759
12,815	SciClone Pharmaceuticals, Inc.*	60,231
7,845	Zogenix, Inc.*	34,753

		1,557,900

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Professional Services – 3.4%
2,304	Barrett Business Services, Inc.	$ 180,657
4,327	CDI Corp.	74,078
2,914	Heidrick & Struggles International, Inc.	48,606
5,901	Huron Consulting Group, Inc.*	390,882
8,872	Insperity, Inc.	292,953
13,389	Kelly Services, Inc. Class A	321,068
5,716	Kforce, Inc.	103,631
4,114	Manpowergroup, Inc.	320,481
14,670	On Assignment, Inc.*	435,406
7,137	RPX Corp.*	115,762
963	The Corporate Executive Board Co.	70,395

		2,353,919

Real Estate Investment Trusts – 2.7%
7,570	Aviv REIT, Inc.	184,632
7,312	Coresite Realty Corp.	224,332
4,854	PS Business Parks, Inc.	381,379
5,421	Sabra Health Care REIT, Inc.	156,830
5,667	Sovran Self Storage, Inc.	384,846
13,549	The Geo Group, Inc.	453,620
1,219	Universal Health Realty Income Trust	51,686

		1,837,325

Real Estate Management & Development* – 0.5%
7,645	Realogy Holdings Corp.	348,383

Road & Rail – 1.2%
5,137	Arkansas Best Corp.	176,148
2,013	Con-way, Inc.	77,440
24,284	Knight Transportation, Inc.	518,463
3,987	Swift Transportation Co.*	86,917

		858,968

Semiconductors & Semiconductor Equipment – 5.4%
5,266	Cabot Microelectronics Corp.*	212,325
14,706	Cavium, Inc.*	546,622
19,626	Cirrus Logic, Inc.*(a)	343,651
1,219	Diodes, Inc.*	27,927
4,520	Integrated Device Technology, Inc.*	43,618
1,736	International Rectifier Corp.*	45,154
32,518	Lattice Semiconductor Corp.*	187,954
20,954	Micrel, Inc.	209,121
11,946	Microsemi Corp.*	280,014
12,371	Monolithic Power Systems, Inc.*	404,408
15,456	OmniVision Technologies, Inc.*	237,868
12,906	PLX Technology, Inc.*	78,081
7,220	Power Integrations, Inc.	427,641
42,289	Rambus, Inc.*	376,795
9,306	SunPower Corp.*(a)	301,142

		3,722,321

Software – 7.8%
2,406	ACI Worldwide, Inc.*	145,828
12,914	Advent Software, Inc.*	424,354
15,246	Aspen Technology, Inc.*	694,760
23,467	AVG Technologies NV*	389,317

Shares	Description	Value
Common Stocks – (continued)
Software – (continued)
13,321	Blackbaud, Inc.	$ 459,042
753	Comverse, Inc.*	27,138
1,771	Fair Isaac Corp.	96,272
7,912	Manhattan Associates, Inc.*	266,793
323	MicroStrategy, Inc. Class A*	40,601
3,613	Monotype Imaging Holdings, Inc.	105,391
8,806	Pegasystems, Inc.	400,145
6,338	PROS Holdings, Inc.*	240,907
6,927	PTC, Inc.*	247,155
3,309	QAD, Inc. Class A	60,191
4,094	QLIK Technologies, Inc.*	110,620
7,595	RealPage, Inc.*	170,736
13,121	SS&C Technologies Holdings, Inc.*	509,357
28,350	Take-Two Interactive Software, Inc.*	543,753
2,908	Tangoe, Inc.*	53,013
7,045	TeleNav, Inc.*	45,792
32,449	TiVo, Inc.*	402,043

		5,433,208

Specialty Retail – 5.2%
2,260	Barnes & Noble, Inc.*	30,465
7,927	Brown Shoe Co., Inc.	187,711
21,396	Express, Inc.*	370,579
3,211	Five Below, Inc.*	117,683
7,079	GameStop Corp. Class A	248,261
9,352	Guess?, Inc.	262,324
8,160	Haverty Furniture Cos., Inc.	227,011
1,676	Jos. A. Bank Clothiers, Inc.*	94,225
7,413	Lithia Motors, Inc. Class A	417,278
5,794	Lumber Liquidators Holdings, Inc.*	515,608
2,696	Mattress Firm Holding Corp.*	109,727
6,454	Outerwall, Inc.*(a)	415,057
10,675	Pier 1 Imports, Inc.	203,999
6,925	Restoration Hardware Holdings, Inc.*	392,924

		3,592,852

Textiles, Apparel & Luxury Goods – 1.0%
2,932	Fossil Group, Inc.*	327,885
5,989	Movado Group, Inc.	226,085
5,513	Skechers U.S.A., Inc. Class A*	159,271

		713,241

Tobacco – 0.1%
3,221	Vector Group Ltd.	57,527

Trading Companies & Distributors – 1.4%
704	DXP Enterprises, Inc.*	67,612
8,996	TAL International Group, Inc.*	387,098
5,449	Watsco, Inc.	515,584

		970,294

Transportation Infrastructure* – 0.3%
8,142	Wesco Aircraft Holdings, Inc.	181,974

Water Utilities – 0.1%
5,132	Consolidated Water Co., Ltd.	65,997

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Wireless Telecommunication Services – 0.2%
2,045	United States Cellular Corp.	$ 90,573
1,961	USA Mobility, Inc.	27,964

		118,537

TOTAL COMMON STOCKS		$66,639,361

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.0%
Repurchase Agreement – 3.0%
Joint Repurchase Agreement Account II
$2,100,000	0.025%	02/03/14	$ 2,100,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$68,739,361

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 9.2%
Financial Square Money Market Fund - FST Shares
6,403,902	0.055%	$ 6,403,902

TOTAL INVESTMENTS – 108.4%		$75,143,263

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.4)%		(5,827,690)

NET ASSETS – 100.0%		$69,315,573

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(e)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	7	March 2014	$789,810	$(22,180)

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$68,920,542

Gross unrealized gain	8,613,866
Gross unrealized loss	(2,391,145)

Net unrealized security gain	$6,222,721

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%
Aerospace & Defense – 1.8%
32,213	AAR Corp.	$ 858,477
2,688	American Science and Engineering, Inc.	183,832
8,277	Ducommun, Inc.*	235,895
1,309	Engility Holdings, Inc.*	50,148
13,736	Moog, Inc. Class A*	824,984
15,403	Orbital Sciences Corp.*	376,603

		2,529,939

Air Freight & Logistics* – 0.2%
25,809	Pacer International, Inc.	227,377

Airlines – 1.9%
7,964	Alaska Air Group, Inc.	629,714
128,050	JetBlue Airways Corp.*	1,121,718
26,662	Republic Airways Holdings, Inc.*	261,554
56,820	SkyWest, Inc.	739,228

		2,752,214

Auto Components* – 0.2%
18,088	Modine Manufacturing Co.	236,953

Biotechnology – 1.8%
28,937	Emergent Biosolutions, Inc.*	692,462
6,568	Genomic Health, Inc.*(a)	197,828
10,857	Isis Pharmaceuticals, Inc.*	554,359
1,931	Ligand Pharmaceuticals, Inc. Class B	119,606
2,628	Seattle Genetics, Inc.*	117,892
8,307	United Therapeutics Corp.*	852,464

		2,534,611

Building Products – 0.8%
5,584	AAON, Inc.	165,621
2,805	American Woodmark Corp.*	98,484
2,077	Apogee Enterprises, Inc.	70,203
7,089	Simpson Manufacturing Co., Inc.	231,101
9,505	Universal Forest Products, Inc.	499,488

		1,064,897

Capital Markets – 3.3%
3,521	Arlington Asset Investment Corp. Class A	92,426
49,815	BGC Partners, Inc. Class A	320,310
50,189	BlackRock Kelso Capital Corp.	466,256
4,424	Calamos Asset Management, Inc. Class A	50,743
7,728	Capital Southwest Corp.	264,066
10,753	Evercore Partners, Inc. Class A	600,448
2,837	FXCM, Inc. Class A	48,626
10,374	GAMCO Investors, Inc. Class A	838,115
19,680	Gladstone Capital Corp.	194,242
2,842	ICG Group, Inc.*	53,970

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
26,488	Investment Technology Group, Inc.*	$ 437,052
72,285	Janus Capital Group, Inc.	794,412
13,175	MVC Capital, Inc.	187,744
8,116	Piper Jaffray Cos., Inc.*	318,796

		4,667,206

Chemicals – 2.3%
28,526	A. Schulman, Inc.	969,028
14,394	FutureFuel Corp.	235,486
36,574	Olin Corp.(a)	940,317
27,864	OM Group, Inc.*	901,122
2,569	Quaker Chemical Corp.	177,544

		3,223,497

Commercial Banks – 11.7%
11,854	1st Source Corp.	349,337
7,786	Bancfirst Corp.	420,678
12,819	Banner Corp.	472,124
8,340	BBCN Bancorp, Inc.	125,517
23,696	Central Pacific Financial Corp.	434,822
16,742	Chemical Financial Corp.	483,509
11,221	City Holding Co.	500,681
29,252	Columbia Banking System, Inc.	763,770
71,047	CVB Financial Corp.	1,060,021
36,043	First Financial Bancorp	597,593
4,598	First Financial Bankshares, Inc.(a)	281,260
8,581	First Financial Holdings, Inc.	528,161
35,969	First Interstate BancSystem, Inc.	922,964
34,928	First Midwest Bancorp, Inc.	557,800
2,597	Flushing Financial Corp.	53,342
9,256	Great Southern Bancorp, Inc.	255,928
37,398	Hancock Holding Co.	1,293,971
17,019	Hanmi Financial Corp.	367,100
28,620	International Bancshares Corp.	669,994
9,073	National Bank Holdings Corp. Class A	176,742
9,366	Pinnacle Financial Partners, Inc.	305,706
43,783	PrivateBancorp, Inc.	1,251,756
31,927	Renasant Corp.	919,178
5,511	S&T Bancorp, Inc.	128,902
3,525	Southside Bancshares, Inc.	93,941
14,687	Southwest Bancorp, Inc.	256,288
61,460	Susquehanna Bancshares, Inc.	665,612
3,912	TriCo Bancshares	96,861
70,505	Umpqua Holdings Corp.(a)	1,238,068
48,952	United Community Banks, Inc.*	816,519
4,228	WesBanco, Inc.	120,752
8,773	Western Alliance Bancorp*	196,691
13,031	Wilshire Bancorp, Inc.	129,789

		16,535,377

Commercial Services & Supplies – 1.8%
9,621	Consolidated Graphics, Inc.*	623,826
22,520	Kimball International, Inc. Class B	334,872
23,842	Mobile Mini, Inc.	921,970
27,074	Quad Graphics, Inc.(a)	620,807
630	UniFirst Corp.	66,654

		2,568,129

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment* – 0.9%
19,659	Calix, Inc.	$ 155,896
3,485	EchoStar Corp. Class A	163,899
7,810	Emulex Corp.	57,482
37,580	Extreme Networks, Inc.	275,086
65,415	Harmonic, Inc.	429,122
17,128	Infinera Corp.	149,356

		1,230,841

Computers & Peripherals – 1.0%
41,246	Imation Corp.*	198,393
15,299	Lexmark International, Inc. Class A	599,568
45,568	Quantum Corp.*	56,960
28,602	Super Micro Computer, Inc.*	588,057

		1,442,978

Construction & Engineering – 0.2%
5,360	Aegion Corp.*	109,987
10,178	Comfort Systems USA, Inc.	173,433

		283,420

Consumer Finance – 1.9%
25,219	Cash America International, Inc.	926,294
16,737	EZCORP, Inc. Class A*	183,772
23,363	Nelnet, Inc. Class A	870,272
7,945	World Acceptance Corp.*(a)	760,257

		2,740,595

Diversified Consumer Services* – 0.3%
1,186	American Public Education, Inc.	50,203
24,709	Bridgepoint Education, Inc.	429,443

		479,646

Diversified Financial Services* – 0.7%
43,725	PHH Corp.	1,061,206

Diversified Telecommunication Services*(a) – 0.1%
8,579	magicJack VocalTec Ltd.	124,567

Electric Utilities – 0.6%
14,943	Genie Energy Ltd. Class B*	149,430
5,327	Great Plains Energy, Inc.	131,470
1,504	Pinnacle West Capital Corp.	79,156
17,455	PNM Resources, Inc.	430,266

		790,322

Electrical Equipment – 1.8%
29,149	Brady Corp. Class A	797,517
16,485	EnerSys, Inc.	1,121,969
26,028	II-VI, Inc.*	397,448
26,942	LSI Industries, Inc.	227,390

		2,544,324

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.6%
43,184	Benchmark Electronics, Inc.*	$ 981,572
8,643	Checkpoint Systems, Inc.*	115,298
1,804	Coherent, Inc.	120,579
6,809	Daktronics, Inc.	99,480
6,870	Fabrinet*	126,889
15,464	Rofin-Sinar Technologies, Inc.*	357,218
31,394	Sanmina Corp.*	524,908
22,865	ScanSource, Inc.*	858,352
54,244	TTM Technologies, Inc.*	434,494

		3,618,790

Energy Equipment & Services – 2.0%
23,999	C&J Energy Services, Inc.*	561,097
5,412	Dawson Geophysical Co.*	175,186
19,902	Exterran Holdings, Inc.*	691,396
1,432	Gulfmark Offshore, Inc. Class A	60,946
22,732	Key Energy Services, Inc.*	165,716
11,784	SEACOR Holdings, Inc.	991,977
5,427	Tesco Corp.*	114,618

		2,760,936

Food & Staples Retailing – 0.8%
11,294	Ingles Markets, Inc. Class A	306,971
8,307	The Andersons, Inc.	687,321
12,427	The Pantry, Inc.*	181,559

		1,175,851

Food Products* – 0.4%
36,622	Pilgrim’s Pride Corp.	612,686

Gas Utilities – 1.7%
3,246	New Jersey Resources Corp.	148,018
22,431	Northwest Natural Gas Co.	932,232
23,439	Southwest Gas Corp.	1,259,377

		2,339,627

Health Care Equipment & Supplies* – 0.6%
1,459	Greatbatch, Inc.	62,022
5,528	ICU Medical, Inc.	356,612
14,344	Natus Medical, Inc.	371,366
2,632	SurModics, Inc.	64,168

		854,168

Health Care Providers & Services – 2.2%
12,754	Amedisys, Inc.*	192,458
1,510	HealthSouth Corp.	46,991
41,420	Kindred Healthcare, Inc.	784,495
18,062	Magellan Health Services, Inc.*	1,080,649
2,418	National Healthcare Corp.	125,736
22,067	PharMerica Corp.*	537,111
25,199	Skilled Healthcare Group, Inc. Class A*	115,159
12,869	Triple-S Management Corp. Class B*	229,583

		3,112,182

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Technology* – 0.3%
18,268	Omnicell, Inc.	$ 471,680

Hotels, Restaurants & Leisure* – 0.8%
7,043	Jack in the Box, Inc.	356,165
1,105	Marriott Vacations Worldwide Corp.	52,907
6,769	Red Robin Gourmet Burgers, Inc.	436,127
15,875	Sonic Corp.	282,416

		1,127,615

Household Durables – 1.7%
7,951	Blyth, Inc.(a)	74,580
6,605	CSS Industries, Inc.	177,014
14,605	Ethan Allen Interiors, Inc.	368,630
11,319	Helen of Troy Ltd.*	622,998
11,446	Hooker Furniture Corp.	173,407
38,500	Hovnanian Enterprises, Inc. Class A*(a)	232,155
4,362	NACCO Industries, Inc. Class A	257,533
11,387	PulteGroup, Inc.	231,384
9,606	William Lyon Homes Class A*	231,216

		2,368,917

Independent Power Producers & Energy Traders – 0.4%
21,454	Ormat Technologies, Inc.	528,841

Insurance – 6.6%
42,624	American Equity Investment Life Holding Co.	935,597
2,166	AMERISAFE, Inc.	89,608
23,819	AmTrust Financial Services, Inc.(a)	768,877
7,581	Argo Group International Holdings Ltd.	341,069
2,569	Aspen Insurance Holdings Ltd.	99,934
84,130	CNO Financial Group, Inc.	1,425,162
14,697	Employers Holdings, Inc.	361,105
7,527	First American Financial Corp.	195,100
15,488	Global Indemnity PLC*	379,611
11,096	Horace Mann Educators Corp.	309,578
1,405	Infinity Property & Casualty Corp.	99,193
5,252	Kansas City Life Insurance Co.	247,737
41,729	Maiden Holdings Ltd.	458,185
27,512	Primerica, Inc.	1,159,081
7,804	Safety Insurance Group, Inc.	422,040
7,166	Selective Insurance Group, Inc.	168,544
8,502	Stewart Information Services Corp.	276,400
63,413	Symetra Financial Corp.	1,214,359
21,448	Tower Group International Ltd.	53,620
12,483	United Fire Group, Inc.	313,323
1,589	Validus Holdings Ltd.	57,077

		9,375,200

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 2.3%
9,187	Bankrate, Inc.*	$ 152,412
33,523	Blucora, Inc.*	858,524
14,840	Constant Contact, Inc.*	400,828
31,468	Digital River, Inc.*	553,208
25,877	Marchex, Inc. Class B	242,209
5,901	Perficient, Inc.*	121,148
3,594	Stamps.com, Inc.*	141,819
3,729	Travelzoo, Inc.*	83,082
12,989	VistaPrint NV*	634,902
1,648	WebMD Health Corp.*	78,939

		3,267,071

IT Services – 1.2%
57,204	Ciber, Inc.*	221,952
7,874	CSG Systems International, Inc.	235,905
12,819	Global Cash Access Holdings, Inc.*	108,705
25,140	ManTech International Corp. Class A	731,574
20,045	TeleTech Holdings, Inc.*	437,382

		1,735,518

Leisure Equipment & Products – 0.1%
20,087	Callaway Golf Co.	164,111

Life Sciences Tools & Services – 0.7%
72,628	Affymetrix, Inc.*(a)	681,977
12,849	Cambrex Corp.	241,176

		923,153

Machinery – 2.7%
20,394	Albany International Corp. Class A	705,021
1,550	American Railcar Industries, Inc.	75,826
7,154	Astec Industries, Inc.	266,129
3,528	CIRCOR International, Inc.	254,086
14,447	EnPro Industries, Inc.*	1,047,985
1,712	Hyster-Yale Materials Handling, Inc.	146,821
7,378	Kadant, Inc.	264,944
3,080	Lydall, Inc.*	54,424
13,414	Miller Industries, Inc.	246,013
18,867	Tecumseh Products Co. Class A*	158,483
9,609	Watts Water Technologies, Inc. Class A	538,296

		3,758,028

Media – 0.6%
13,330	Entercom Communications Corp. Class A*	125,702
7,942	Harte-Hanks, Inc.	54,403
9,468	Journal Communications, Inc. Class A*	75,460
4,199	National CineMedia, Inc.	78,437
13,868	Scholastic Corp.	457,505

		791,507

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 4.2%
2,352	Cliffs Natural Resources, Inc.(a)	$ 45,441
62,900	Commercial Metals Co.	1,198,874
54,302	Globe Specialty Metals, Inc.	949,199
842	Haynes International, Inc.	43,060
14,340	Kaiser Aluminum Corp.	1,001,075
16,920	Materion Corp.	449,564
3,560	Reliance Steel & Aluminum Co.	249,022
2,349	RTI International Metals, Inc.*	73,101
16,911	Schnitzer Steel Industries, Inc. Class A	446,789
36,892	Steel Dynamics, Inc.	608,718
42,012	SunCoke Energy, Inc.*	931,826

		5,996,669

Multi-Utilities – 0.5%
19,956	Vectren Corp.	728,793

Multiline Retail – 0.3%
19,298	Fred’s, Inc. Class A	337,329
5,610	Tuesday Morning Corp.*	73,715

		411,044

Oil, Gas & Consumable Fuels – 2.2%
20,452	Comstock Resources, Inc.	350,752
72,891	Forest Oil Corp.*	222,318
11,437	Green Plains Renewable Energy, Inc.(a)	254,817
5,654	Nordic American Tankers Ltd.	61,855
27,324	PBF Energy, Inc. Class A(a)	708,511
7,420	PDC Energy, Inc.*	369,961
10,885	Penn Virginia Corp.*	130,511
9,642	Scorpio Tankers, Inc.	96,420
4,503	Ship Finance International Ltd.	77,091
22,748	Western Refining, Inc.(a)	889,674

		3,161,910

Paper & Forest Products – 0.6%
1,314	Neenah Paper, Inc.	57,080
6,259	Resolute Forest Products, Inc.*	120,799
15,868	Schweitzer-Mauduit International, Inc.	731,991

		909,870

Personal Products*(a) – 0.4%
10,210	USANA Health Sciences, Inc.	611,273

Pharmaceuticals – 0.7%
12,841	Akorn, Inc.*	291,491
2,179	Hi-Tech Pharmacal Co., Inc.	94,263
35,152	Horizon Pharma, Inc.*(a)	346,599
8,777	Impax Laboratories, Inc.*	203,100

		935,453

Shares	Description	Value
Common Stocks – (continued)
Professional Services – 3.2%
14,377	CDI Corp.	$ 246,134
3,815	FTI Consulting, Inc.*	141,422
8,101	Heidrick & Struggles International, Inc.	135,125
14,620	Huron Consulting Group, Inc.*	968,429
8,249	ICF International, Inc.*	277,661
1,570	Insperity, Inc.	51,841
37,874	Kelly Services, Inc. Class A	908,219
3,830	Kforce, Inc.	69,438
39,898	Korn/Ferry International*	936,007
4,353	Manpowergroup, Inc.	339,099
26,225	RPX Corp.*	425,369

		4,498,744

Real Estate Investment Trusts – 10.6%
8,938	Agree Realty Corp.	255,537
28,075	American Assets Trust, Inc.	939,670
48,676	Apollo Commercial Real Estate Finance, Inc.	818,730
3,664	Ashford Hospitality Prime, Inc.	60,456
18,322	Ashford Hospitality Trust, Inc.	172,227
19,269	Aviv REIT, Inc.	469,971
27,503	Capstead Mortgage Corp.	347,088
4,753	Chatham Lodging Trust	99,385
49,120	Colony Financial, Inc.	1,090,464
11,469	Coresite Realty Corp.	351,869
53,400	Cousins Properties, Inc.	574,050
65,525	CubeSmart	1,079,852
92,543	CYS Investments, Inc.	732,941
61,511	First Industrial Realty Trust, Inc.	1,055,529
3,810	First Potomac Realty Trust	49,759
22,723	Getty Realty Corp.	431,737
21,381	Inland Real Estate Corp.	225,356
12,919	Investors Real Estate Trust	112,266
16,433	Pennsylvania Real Estate Investment Trust	306,475
8,821	PS Business Parks, Inc.	693,066
29,725	Ramco-Gershenson Properties Trust	474,708
12,075	Redwood Trust, Inc.(a)	225,802
72,159	Resource Capital Corp.	425,016
42,472	RLJ Lodging Trust	1,060,951
17,964	Sabra Health Care REIT, Inc.	519,698
11,027	Sovran Self Storage, Inc.	748,844
33,397	The Geo Group, Inc.	1,118,132
12,083	Universal Health Realty Income Trust	512,319

		14,951,898

Real Estate Management & Development* – 0.5%
15,977	Realogy Holdings Corp.	728,072

Road & Rail – 0.5%
16,786	Arkansas Best Corp.	575,592
9,832	Marten Transport Ltd.	187,496

		763,088

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 3.3%
19,787	Brooks Automation, Inc.	$ 200,838
13,143	Cavium, Inc.*	488,525
43,009	Cirrus Logic, Inc.*(a)	753,088
25,876	DSP Group, Inc.*	231,849
42,419	International Rectifier Corp.*	1,103,318
93,183	Intersil Corp. Class A	1,056,695
29,995	Lattice Semiconductor Corp.*	173,371
15,089	OmniVision Technologies, Inc.*	232,220
21,555	Rambus, Inc.*	192,055
13,577	Spansion, Inc. Class A*	203,655

		4,635,614

Software – 2.2%
14,544	Accelrys, Inc.*	182,964
19,077	Aspen Technology, Inc.*	869,339
6,548	AVG Technologies NV*	108,631
10,255	QAD, Inc. Class A	186,538
17,980	SS&C Technologies Holdings, Inc.*	697,984
10,769	Take-Two Interactive Software, Inc.*	206,549
69,373	TiVo, Inc.*	859,532

		3,111,537

Specialty Retail – 2.5%
13,616	Barnes & Noble, Inc.*	183,544
23,222	Brown Shoe Co., Inc.	549,897
14,894	GameStop Corp. Class A	522,332
14,701	Guess?, Inc.	412,363
19,790	Haverty Furniture Cos., Inc.	550,558
15,478	hhgregg, Inc.*(a)	127,848
2,347	Jos. A. Bank Clothiers, Inc.*	131,948
754	Lithia Motors, Inc. Class A	42,443
7,822	Outerwall, Inc.*(a)	503,033
39,484	The Pep Boys-Manny, Moe & Jack*	471,439

		3,495,405

Textiles, Apparel & Luxury Goods – 1.8%
12,556	Columbia Sportswear Co.(a)	933,539
383	Fossil Group, Inc.*	42,831
12,783	Movado Group, Inc.	482,558
8,912	Perry Ellis International, Inc.*	139,651
31,851	Skechers U.S.A., Inc. Class A*	920,175

		2,518,754

Thrifts & Mortgage Finance – 1.0%
57,379	Brookline Bancorp, Inc.	510,673
8,753	Dime Community Bancshares	143,024
27,300	Oritani Financial Corp.	429,702
10,419	Provident Financial Services, Inc.	180,457
2,232	WSFS Financial Corp.	160,258

		1,424,114

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – 0.6%
18,940	TAL International Group, Inc.	$ 814,988

Transportation Infrastructure* – 0.5%
31,403	Wesco Aircraft Holdings, Inc.	701,857

Water Utilities – 0.2%
8,570	American States Water Co.	243,388

Wireless Telecommunication Services – 0.2%
16,569	USA Mobility, Inc.	236,274

TOTAL COMMON STOCKS		$136,902,725

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.9%
Repurchase Agreement – 2.9%
Joint Repurchase Agreement Account II
$4,100,000	0.025%	02/03/14	$ 4,100,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$141,002,725

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 7.3%
Financial Square Money Market Fund - FST Shares
10,341,055	0.055%	$ 10,341,055

TOTAL INVESTMENTS – 107.2%		$151,343,780

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.2)%		(10,183,603)

NET ASSETS – 100.0%		$141,160,177

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on January 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$137,713,246

Gross unrealized gain	18,510,042
Gross unrealized loss	(4,879,508)

Net unrealized security gain	$13,630,534

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Aerospace & Defense – 4.7%
37,187	L-3 Communications Holdings, Inc.	$ 4,130,360
9,097	Lockheed Martin Corp.	1,372,828
37,442	Northrop Grumman Corp.	4,326,423
19,066	Raytheon Co.	1,812,605
42,399	The Boeing Co.	5,310,899

		16,953,115

Air Freight & Logistics – 1.9%
14,050	FedEx Corp.	1,873,146
54,035	United Parcel Service, Inc. Class B	5,145,753

		7,018,899

Airlines – 2.3%
34,044	Alaska Air Group, Inc.	2,691,859
100,626	Delta Air Lines, Inc.*	3,080,162
121,759	Southwest Airlines Co.	2,550,851

		8,322,872

Auto Components – 1.1%
89,326	Johnson Controls, Inc.	4,119,715

Biotechnology* – 3.6%
10,196	Biogen Idec, Inc.	3,187,677
29,159	Celgene Corp.	4,430,127
70,163	Gilead Sciences, Inc.	5,658,646

		13,276,450

Capital Markets – 0.9%
49,729	SEI Investments Co.	1,693,770
67,665	The Charles Schwab Corp.	1,679,445

		3,373,215

Chemicals – 2.7%
4,850	Eastman Chemical Co.	378,106
23,102	PPG Industries, Inc.	4,212,881
92,304	The Dow Chemical Co.	4,200,755
5,511	The Sherwin-Williams Co.	1,009,946

		9,801,688

Commercial Banks – 4.8%
71,736	KeyCorp.	915,351
57,327	The PNC Financial Services Group, Inc.	4,579,281
81,652	U.S. Bancorp	3,244,034
190,024	Wells Fargo & Co.	8,615,688

		17,354,354

Communications Equipment – 1.4%
2,556	Harris Corp.	177,233
67,776	QUALCOMM, Inc.	5,030,335

		5,207,568

Shares	Description	Value
Common Stocks – (continued)
Computers & Peripherals – 4.7%
17,598	Apple, Inc.	$ 8,809,559
14,585	EMC Corp.	353,540
146,986	Hewlett-Packard Co.	4,262,594
41,046	Western Digital Corp.	3,536,934

		16,962,627

Consumer Finance – 1.3%
65,345	Capital One Financial Corp.	4,614,010

Diversified Consumer Services* – 0.1%
10,018	Apollo Education Group, Inc.	323,481

Diversified Financial Services – 4.3%
132,277	Bank of America Corp.	2,215,640
8,589	Berkshire Hathaway, Inc. Class B*	958,532
83,051	Citigroup, Inc.	3,939,109
152,404	JPMorgan Chase & Co.	8,437,085

		15,550,366

Diversified Telecommunication Services – 0.6%
35,971	AT&T, Inc.	1,198,554
24,204	Verizon Communications, Inc.	1,162,276

		2,360,830

Electric Utilities – 0.0%
2,952	Pinnacle West Capital Corp.	155,364

Electrical Equipment – 0.3%
16,942	Emerson Electric Co.	1,117,155

Electronic Equipment, Instruments & Components – 0.9%
184,576	Corning, Inc.	3,176,553

Food & Staples Retailing – 2.8%
81,307	CVS Caremark Corp.	5,506,110
79,579	Walgreen Co.	4,563,856

		10,069,966

Food Products – 2.4%
106,767	Archer-Daniels-Midland Co.	4,215,161
11,309	Kraft Foods Group, Inc.	592,026
14,667	Mead Johnson Nutrition Co.	1,127,746
75,398	Tyson Foods, Inc. Class A	2,819,885

		8,754,818

Health Care Equipment & Supplies – 4.8%
135,901	Abbott Laboratories	4,982,131
15,569	Becton Dickinson & Co.	1,683,320
303,605	Boston Scientific Corp.*	4,107,776
29,387	Covidien PLC	2,005,369
86,176	Medtronic, Inc.	4,874,114

		17,652,710

Health Care Providers & Services – 1.0%
46,427	Cardinal Health, Inc.	3,157,965
4,054	WellPoint, Inc.	348,644

		3,506,609

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 0.5%
20,261	Carnival Corp.	$ 794,029
15,129	Las Vegas Sands Corp.	1,157,671

		1,951,700

Household Durables – 0.8%
40,219	Garmin Ltd.(a)	1,811,866
23,318	PulteGroup, Inc.*	473,822
4,890	Whirlpool Corp.	651,837

		2,937,525

Household Products – 0.3%
15,886	The Procter & Gamble Co.	1,217,185

Industrial Conglomerates – 2.8%
27,554	Danaher Corp.	2,049,742
318,831	General Electric Co.	8,012,223

		10,061,965

Internet & Catalog Retail* – 0.9%
8,692	Amazon.com, Inc.	3,117,733

Internet Software & Services* – 3.5%
23,133	eBay, Inc.	1,230,675
9,712	Google, Inc. Class A	11,469,581

		12,700,256

IT Services – 3.3%
3,398	International Business Machines Corp.	600,359
61,580	MasterCard, Inc. Class A	4,660,374
13,939	Visa, Inc. Class A	3,002,879
330,514	Xerox Corp.	3,586,077

		11,849,689

Machinery – 1.4%
55,934	Illinois Tool Works, Inc.	4,411,515
7,419	WABCO Holdings, Inc.*	639,666

		5,051,181

Media – 4.3%
131,596	Comcast Corp. Class A	7,016,443
63,842	DIRECTV*	4,432,550
31,272	Thomson Reuters Corp.	1,127,668
38,987	Viacom, Inc. Class B	3,200,833

		15,777,494

Metals & Mining – 1.0%
45,682	Reliance Steel & Aluminum Co.	3,195,456
33,961	Steel Dynamics, Inc.	560,356

		3,755,812

Multiline Retail – 0.3%
18,915	Target Corp.	1,071,346

Oil, Gas & Consumable Fuels – 7.3%
12,798	Chevron Corp.	1,428,641
81,317	ConocoPhillips	5,281,539
4,771	Devon Energy Corp.	282,539
12,706	EOG Resources, Inc.	2,099,539
62,684	Exxon Mobil Corp.	5,776,958

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
27,900	Hess Corp.	$ 2,106,171
58,300	Occidental Petroleum Corp.	5,105,331
52,593	Phillips 66	3,844,022
13,143	Valero Energy Corp.	671,607

		26,596,347

Pharmaceuticals – 7.0%
18,533	AbbVie, Inc.	912,380
104,684	Johnson & Johnson	9,261,393
136,425	Merck & Co., Inc.	7,226,432
270,073	Pfizer, Inc.	8,210,219

		25,610,424

Professional Services – 0.3%
13,849	Manpowergroup, Inc.	1,078,837

Real Estate Investment Trusts – 1.8%
35,601	American Tower Corp.	2,879,409
24,286	Public Storage	3,827,231

		6,706,640

Real Estate Management & Development* – 1.2%
31,372	CBRE Group, Inc. Class A	832,613
79,653	Realogy Holdings Corp.	3,629,787

		4,462,400

Semiconductors & Semiconductor Equipment – 2.5%
183,334	Micron Technology, Inc.*	4,224,015
110,609	Texas Instruments, Inc.	4,689,822
7,868	Xilinx, Inc.	365,233

		9,279,070

Software – 2.5%
73,054	Microsoft Corp.	2,765,094
86,703	Oracle Corp.	3,199,340
34,113	VMware, Inc. Class A*	3,074,946

		9,039,380

Specialty Retail – 4.9%
8,020	AutoZone, Inc.*	3,970,381
80,861	GameStop Corp. Class A	2,835,795
34,350	Guess?, Inc.	963,518
60,283	Lowe’s Cos., Inc.	2,790,500
169,562	Staples, Inc.	2,231,436
64,715	The Home Depot, Inc.	4,973,348

		17,764,978

Textiles, Apparel & Luxury Goods – 2.3%
32,738	Fossil Group, Inc.*	3,661,091
64,099	NIKE, Inc. Class B	4,669,612

		8,330,703

Tobacco – 1.6%
63,841	Altria Group, Inc.	2,248,480
46,255	Philip Morris International, Inc.	3,614,366

		5,862,846

TOTAL COMMON STOCKS		$353,895,876

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 3.1%
Repurchase Agreement – 3.1%
Joint Repurchase Agreement Account II
$11,300,000	0.025%	02/03/14	$ 11,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$365,195,876

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.4%
Financial Square Money Market Fund - FST Shares
1,374,450	0.055%	$ 1,374,450

TOTAL INVESTMENTS – 100.6%		$366,570,326

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(2,246,834)

NET ASSETS – 100.0%		$364,323,492

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on January 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at January 31, 2014.

(d)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$343,645,353

Gross unrealized gain	28,713,832
Gross unrealized loss	(5,788,859)

Net unrealized security gain	$22,924,973

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Portfolio Securities Transactions — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations.

The Funds invest the cash collateral received in connection with the securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2014:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$415,079,348	$—	$—
Short-term Investments	—	14,500,000	—
Securities Lending Reinvestment Vehicle	3,591,450	—	—
Total	$418,670,798	$14,500,000	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(97,878)	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$338,327,594	$—	$—
Short-term Investments	—	10,600,000	—
Securities Lending Reinvestment Vehicle	3,483,350	—	—
Total	$341,810,944	$10,600,000	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(86,797)	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$186,717,850	$—	$—
Short-term Investments	—	6,100,000	—
Securities Lending Reinvestment Vehicle	20,991,595	—	—
Total	$207,709,445	$6,100,000	$—

Derivative Type
Assets(a)
Futures Contracts	$14,064	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$66,639,361	$—	$—
Short-term Investments	—	2,100,000	—
Securities Lending Reinvestment Vehicle	6,403,902	—	—
Total	$73,043,263	$2,100,000	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(22,180)	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$136,902,725	$—	$—
Short-term Investments	—	4,100,000	—
Securities Lending Reinvestment Vehicle	10,341,055	—	—
Total	$147,243,780	$4,100,000	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$353,895,876	$—	$—
Short-term Investments	—	11,300,000	—
Securities Lending Reinvestment Vehicle	1,374,450	—	—
Total	$355,270,326	$11,300,000	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 3, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Large Cap Growth Insights	$14,500,000	$14,500,030	$14,817,111
Large Cap Value Insights	10,600,000	10,600,022	10,831,819
Small Cap Equity Insights	6,100,000	6,100,013	6,233,405
Small Cap Growth Insights	2,100,000	2,100,004	2,145,926
Small Cap Value Insights	4,100,000	4,100,009	4,189,666
U.S. Equity Insights	11,300,000	11,300,024	11,547,128

REPURCHASE AGREEMENTS — At January 31, 2014, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
BNP Paribas Securities Co.	0.030%	$1,658,672	$1,212,546	$697,786	$240,221	$469,004	$1,292,620
Citigroup Global Markets, Inc.	0.020	4,403,917	3,219,415	1,852,682	637,809	1,245,246	3,432,018
Merrill Lynch & Co., Inc.	0.020	2,675,277	1,955,720	1,125,461	387,453	756,457	2,084,871
TD Securities USA LLC	0.030	5,762,134	4,212,319	2,424,071	834,517	1,629,293	4,490,491
TOTAL		$14,500,000	$10,600,000	$6,100,000	$2,100,000	$4,100,000	$11,300,000

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At January 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.155 to 0.360%	08/14/15 to 10/11/16
Federal Home Loan Bank	0.100	07/29/14
Federal Home Loan Mortgage Corp.	2.500 to 5.500	03/27/19 to 01/01/43
Federal National Mortgage Association	0.450 to 6.000	09/08/14 to 10/01/43
Tennessee Valley Authority	5.250	09/15/39
United States Treasury Bills	0.000	07/17/14 to 10/16/14
United States Treasury Bonds	5.375 to 6.375	08/15/27 to 02/15/31
United States Treasury Inflation Protected Securities	2.000 to 3.375	01/15/16 to 02/15/40
United States Treasury Notes	0.250 to 4.500	09/15/14 to 08/15/22
United States Treasury Principal-Only Stripped Security	0.000	11/15/43

The Funds’ risks include, but are not limited to, the following:

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 26, 2014

*	Print the name and title of each signing officer under his or her signature.